Stockholders' Equity (Details) - USD ($)	1 Months Ended						3 Months Ended		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 29, 2020
Class of Stock [Line Items]
Proceeds from issuance of common stock									$ 10,870,000	$ 0	$ 38,760,000
Common Stock
Class of Stock [Line Items]
Common stock warrants outstanding (in shares)		34,113					0		34,113	34,113		34,113
Issuance of common stock in connection with offerings (in shares)							975,000	6,764,705	687,189		1,802,651
Warrants | Weighted Average
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 14.95							$ 14.95
Follow on Public Offering
Class of Stock [Line Items]
Issuance of common stock in connection with offerings (in shares)		6,500,000	6,764,705		5,389,515
Proceeds from issuance of common stock		$ 103,600,000	$ 107,600,000		$ 156,900,000
Share price (in dollars per share)		$ 17.00	$ 17.00		$ 31.00				$ 17.00		$ 31.00
Over-Allotment Option
Class of Stock [Line Items]
Issuance of common stock in connection with offerings (in shares)	975,000		882,352		550,806
Proceeds from issuance of common stock	$ 15,600,000
Share price (in dollars per share)	$ 17.00
At the Market Offering
Class of Stock [Line Items]
Issuance of common stock in connection with offerings (in shares)							0		687,189		1,802,651
Proceeds from issuance of common stock									$ 10,900,000		$ 38,200,000
Stock issuance sales agreement, authorized offering price, maximum				$ 125,000,000.0		$ 75,000,000.0	$ 125,000,000.0
Sale of stock, issuance costs, commission, percentage, maximum				3.00%		3.00%	3.00%
At the Market Offering | Weighted Average
Class of Stock [Line Items]
Share price (in dollars per share)		$ 15.82			$ 22.17				$ 15.82		$ 22.17
Subsequent Event | Over-Allotment Option
Class of Stock [Line Items]
Issuance of common stock in connection with offerings (in shares)	975,000
Proceeds from issuance of common stock	$ 15,600,000